FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and liabilities measured at fair value on a recurring basis
The following tables summarize those assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2015
	Level 1	Level 2	Level 3		Other	[4]	Netting Adjustment	[5]	Fair Value Measurements
Assets:
Trading securities[1]	$183	$101	$2		$36		$—		$322
Available-for-sale securities[1]	3,913	4,574	119	[3]	—		—		8,606
Derivatives[2]	2	1,268	—		—		(638)	[6]	632	[8]
Total assets	$4,098	$5,943	$121		$36		$(638)		$9,560
Liabilities:
Derivatives[2]	$24	$635	$—		$—		$(488)	[7]	$171	[8]
Total liabilities	$24	$635	$—		$—		$(488)		$171

[1]	Refer to Note 3 for additional information related to the composition of our trading securities and available-for-sale securities.

[2]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.

[3]	Primarily related to long-term debt securities that mature in 2018.

[4]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 3.

[5]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.

[6]	The Company is obligated to return $184 million in cash collateral it has netted against its derivative position.

[7]	The Company has the right to reclaim $17 million in cash collateral it has netted against its derivative position.

[8]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $79 million in the line item prepaid expenses and other assets; $553 million in the line item other assets; and $171 million in the line item other liabilities. Refer to Note 5 for additional information related to the composition of our derivative portfolio.

	December 31, 2014
	Level 1	Level 2	Level 3		Other	[4]	Netting Adjustment	[5]	Fair Value Measurements
Assets:
Trading securities[1]	$228	$175	$4		$2		$—		$409
Available-for-sale securities[1]	4,116	3,627	136	[3]	—		—		7,879
Derivatives[2]	9	1,721	—		—		(437)		1,293	[6]
Total assets	$4,353	$5,523	$140		$2		$(437)		$9,581
Liabilities:
Derivatives[2]	$2	$558	$—		$—		$(437)		$123	[6]
Total liabilities	$2	$558	$—		$—		$(437)		$123

[1]	Refer to Note 3 for additional information related to the composition of our trading securities and available-for-sale securities.

[2]	Refer to Note 5 for additional information related to the composition of our derivative portfolio.

[3]	Primarily related to long-term debt securities that mature in 2018.

[4]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 3.

[5]
Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There are no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.

[6]
The Company's derivative financial instruments are recorded at fair value in our consolidated balance sheet as follows: $567 million in the line item prepaid expenses and other assets; $726 million in the line item other assets; $14 million in the line item accounts payable and accrued expenses; and $109 million in the line item other liabilities. Refer to Note 5 for additional information related to the composition of our derivative portfolio.

Assets measured at fair value on a nonrecurring basis
The gains or losses on assets measured at fair value on a nonrecurring basis are summarized in the table below (in millions):

	Gains (Losses)
December 31,	2015		2014
Assets held for sale[1]	$(980)		$(494)
Intangible assets	(473)	[2]	(18)	[2]
Investment in formerly unconsolidated subsidiary	(19)	[3]	—
Valuation of shares in equity method investee	(6)	[4]	(32)	[4]
Total	$(1,478)		$(544)

[1]
The Company is required to record assets and liabilities that are held for sale at the lower of carrying value or fair value less any costs to sell based on the agreed-upon sale price. These charges primarily related to refranchising activities in North America. The charges were calculated based on Level 3 inputs. Refer to Note 2.

[2]
The Company recognized losses of $473 million and $18 million during the years ended December 31, 2015 and 2014, respectively, due to impairment charges on certain intangible assets. The charges incurred during 2015 included $418 million of impairment charges primarily due to the discontinuation of the energy products in the glacéau portfolio as a result of the Monster Transaction and a $55 million impairment charge on a Venezuelan trademark. The charges were determined by comparing the fair value of the assets to the current carrying value. The fair value of the assets was derived using discounted cash flow analyses based on Level 3 inputs. Refer to Note 1, Note 2 and Note 17.

[3]
The Company recognized a loss of $19 million on our previously held investment in a South African bottler, which had been accounted for under the equity method of accounting prior to our acquisition of the bottler in February 2015. U.S. GAAP requires the acquirer to remeasure its previously held noncontrolling equity interest in the acquired entity to fair value as of the acquisition date and recognize any gains or losses in earnings. The Company remeasured our equity interest in the South African bottler based on Level 3 inputs. Refer to Note 2.

[4]
In 2014, the Company recognized an estimated loss of $32 million as a result of the owners of the majority interest in a Brazilian bottling entity exercising their option to acquire from us a 10 percent interest in the entity's outstanding shares. The exercise price was lower than our carrying value. The transaction closed in January 2015, and the Company recorded an additional loss of $6 million during the year ended December 31, 2015, calculated based on the final option price. These losses were determined using Level 3 inputs. Refer to Note 2 and Note 17.

Summary of the fair value of pension plan assets for U.S. and non-U.S. pension plans
The following table summarizes the levels within the fair value hierarchy for our pension plan assets as of December 31, 2015 and 2014 (in millions):

	December 31, 2015							December 31, 2014
	Level 1	Level 2	Level 3		Other [1]		Total	Level 1	Level 2	Level 3		Other [1]		Total
Cash and cash equivalents	$128	$148	$—		$—		$276	$161	$100	$—		$—		$261
Equity securities:
U.S.-based companies	1,562	—	1		—		1,563	1,793	6	17		—		1,816
International-based companies	802	5	10		—		817	1,050	13	—		—		1,063
Fixed-income securities:
Government bonds	—	736	1		—		737	—	863	3		—		866
Corporate bonds and debt securities	—	1,171	2		—		1,173	—	1,533	33		—		1,566
Mutual, pooled and commingled funds	77	15	—		1,031	[3]	1,123	98	7	—		1,158	[3]	1,263
Hedge funds/limited partnerships	—	—	—		764	[4]	764	—	—	—		799	[4]	799
Real estate	—	—	2		462	[5]	464	—	—	—		408	[5]	408
Other	—	9	219	[2]	544	[6]	772	—	7	339	[2]	514	[6]	860
Total	$2,569	$2,084	$235		$2,801		$7,689	$3,102	$2,529	$392		$2,879		$8,902

[1]
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 13.

[2]	Includes purchased annuity insurance contracts.

Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
The following table provides a reconciliation of the beginning and ending balance of Level 3 assets for our U.S. and non-U.S. pension plans for the years ended December 31, 2015 and 2014 (in millions):

	Fixed-Income Securities	Real Estate	Equity Securities	Other		Total
2014
Balance at beginning of year	$89	$—	$15	$361		$465
Actual return on plan assets:
Related to assets still held at the reporting date	17	—	1	11		29
Related to assets sold during the year	(2)	—	—	—		(2)
Purchases, sales and settlements — net	(41)	—	1	(5)		(45)
Transfers in or out of Level 3 — net	(27)	—	—	—		(27)
Foreign currency translation	—	—	—	(28)		(28)
Balance at end of year	$36	$—	$17	$339	[1]	$392
2015
Balance at beginning of year	$36	$—	$17	$339		$392
Actual return on plan assets:
Related to assets still held at the reporting date	1	—	(6)	5		—
Related to assets sold during the year	(4)	—	—	—		(4)
Purchases, sales and settlements — net	(6)	—	—	(77)	[2]	(83)
Transfers in or out of Level 3 — net	(24)	2	—	(3)		(25)
Foreign currency translation	—	—	—	(45)		(45)
Balance at end of year	$3	$2	$11	$219	[1]	$235

[1]	Includes purchased annuity insurance contracts.

[2]
Includes the transfer of assets associated with the Company's consolidated German bottling operations to assets held for sale and liabilities held for sale as of December 31, 2015. Refer to Note 2 for additional information.

Summary of the fair value of postretirement benefit plan assets
The following table summarizes the levels within the fair value hierarchy for our other postretirement benefit plan assets as of December 31, 2015 and 2014 (in millions):

	December 31, 2015				December 31, 2014
	Level 1	Level 2	Other [1]	Total	Level 1	Level 2	Other [1]	Total
Cash and cash equivalents	$1	$7	$—	$8	$9	$1	$—	$10
Equity securities:
U.S.-based companies	116	—	—	116	114	—	—	114
International-based companies	6	—	—	6	7	—	—	7
Fixed-income securities:
Government bonds	77	3	—	80	76	3	—	79
Corporate bonds and debt securities	—	8	—	8	—	9	—	9
Mutual, pooled and commingled funds	10	—	5	15	10	—	6	16
Hedge funds/limited partnerships	—	—	5	5	—	—	5	5
Real estate	—	—	3	3	—	—	3	3
Other	—	—	4	4	—	—	3	3
Total	$210	$18	$17	$245	$216	$13	$17	$246

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